Trading Activities - Trading Gains and Losses, by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gain (loss) from trading	$ 10,699,637	$ (19,389,463)	$ 7,533,170
Commodity [Member]
Derivative [Line Items]
Gain (loss) from trading	(671,410)	(22,477,498)	7,417,322
Equity [Member]
Derivative [Line Items]
Gain (loss) from trading	27,931,380	(3,793,015)	(860,090)
Currencies [Member]
Derivative [Line Items]
Gain (loss) from trading	(10,774,286)	(1,241,179)	5,660,876
Interest Rates [Member]
Derivative [Line Items]
Gain (loss) from trading	$ (5,786,047)	$ 8,122,229	$ (4,684,938)